Consolidated Statement of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2016	SFr 13,731,881	SFr 112,838,815	SFr (83,544)	SFr (112,344,303)	SFr 14,142,849
Total comprehensive loss
Net loss				(24,409,474)	(24,409,474)
Other comprehensive income			50,497	271,980	322,477
Total comprehensive income / (loss)			50,497	(24,137,494)	(24,086,997)
Transactions with owners of the Company
Capital increase from follow-on offering	5,617,675	2,330,928			7,948,603
Transaction costs		(521,515)			(521,515)
Share based payments				354,851	354,851
Ending Balance at Dec. 31, 2017	19,349,556	114,648,228	(33,047)	(136,126,946)	(2,162,209)
Total comprehensive loss
Net loss				(11,496,401)	(11,496,401)
Other comprehensive income			(10,964)	1,277,192	1,266,228
Total comprehensive income / (loss)			(10,964)	(10,219,209)	(10,230,173)
Transactions with owners of the Company
Reorganization of group structure	(24,347,208)	24,347,208
Capital increase / Exercise of warrants	5,707,988	11,550,874			17,258,862
Transaction costs		(1,259,587)			(1,259,587)
Share based payments				42,757	42,757
Ending Balance at Dec. 31, 2018	710,336	149,286,723	(44,011)	(146,303,398)	3,649,650
Total comprehensive loss
Net loss				(6,631,901)	(6,631,901)
Other comprehensive income			16,446	(72,010)	(55,564)
Total comprehensive income / (loss)			16,446	(6,703,911)	(6,687,465)
Transactions with owners of the Company
Capital increase / Exercise of warrants	940,044	8,853,599			9,793,643
Transaction costs		(948,615)			(948,615)
Share based payments				228,920	228,920
Ending Balance at Dec. 31, 2019	SFr 1,650,380	SFr 157,191,707	SFr (27,565)	SFr (152,778,389)	SFr 6,036,133